PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
PROPERTY AND EQUIPMENT, NET
Less: accumulated depreciation	$ (257,148)	$ (213,879)
Property and equipment, net	$ 22,521	20,804
Salvage value	3.00%
Depreciation expenses	$ 6,991	1,397
Office equipment
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 205,890	186,642
Salvage value	3.00%
Useful life (years)	5 years
Electric equipment
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 73,778	30,418
Salvage value	3.00%
Useful life (years)	5 years
Vehicles
PROPERTY AND EQUIPMENT, NET
Property, plant and equipment, gross		$ 17,622
Salvage value	3.00%
Useful life (years)	4 years